Equipment on Operating Leases - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Equipment on Operating Leases (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 4,104,663
Ending balance	4,088,133	¥ 4,104,663
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,114,543	4,526,072
Additions	1,799,155	1,882,696
Sales or disposal	(1,475,302)	(1,286,691)
Exchange differences on translating foreign operations	(219,950)	(7,534)
Ending balance	5,218,446	5,114,543
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,009,880)	(847,961)
Depreciation	(744,717)	(662,081)
Sales or disposal	591,721	507,160
Exchange differences on translating foreign operations	44,474	989
Other	(11,911)	(7,987)
Ending balance	¥ (1,130,313)	¥ (1,009,880)